TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Reconciliation of Tax Provisions to the Domestic and Effective Tax Rate
A reconciliation of the theoretical tax expense assuming all income is taxed at the statutory rate to taxes on income (tax benefit) as reported in the statements of income:

	Year ended December 31,
	2018	2017	2016
Income (loss) before taxes on income (tax benefit) as reported in the statements of income	$(5,732)	$4,939	$3,982

Statutory tax rate in Israel	23%	24%	25%

Theoretical taxes on income (tax benefit)	$(1,318)	$1,185	$996

Increase (decrease) in taxes on income resulting from:
Tax adjustment for foreign subsidiaries subject to a different tax rate	(9)	518	618
Reduced tax rate on income derived from "Preferred Enterprises" plans	421	(111)	75
Earnings from foreign subsidiaries (1)	(338)	371	2,685
Valuation allowance	(42)	8	(40)
Change in tax rate	-	414	-
Tax in respect of prior years	(481)	7	(151)
Temporary differences for which no deferred taxes were recorded	8	-	-
Permanent differences	245	(104)	(118)
Other adjustments	50	45	(200)
Taxes on income as reported in the statements of income	$(1,464)	$2,333	$3,865

(1)
During 2018, 2017 and 2016, the Company recorded an accrual that related to a tax liability due to actual distribution of earnings from foreign subsidiaries of the Company and due to the possibility of future distribution of earnings from such foreign subsidiaries.

Schedule of Income (Loss) from Continuing Operations Before Income Tax Domestic and Foreign
Income (loss) before taxes on income (tax benefit) is comprised as follows:

	Year ended December 31,
	2018	2017	2016

Domestic (Israel)	$(5,261)	$1,337	$(650)
Foreign (United States)	(471)	3,602	4,632

	$(5,732)	$4,939	$3,982

Schedule of Components of Income Tax Provision
Taxes on income (tax benefit) included in the statements of income:

	Year ended December 31,
	2018	2017	2016
Current:
Domestic (Israel)	$-	$431	$334
Foreign (United States)	(881)	1,937	1,792

	(881)	2,368	2,126
Deferred:
Domestic (Israel)	(813)	210	2,135
Foreign (United States)	711	(252)	(245)

	(102)	(42)	1,890
Previous years:
Foreign (United States)	(481)	7	(151)

	(481)	7	(151)

	$(1,464)	$2,333	$3,865

Schedule of Deferred Tax Assets and Liabilities
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of TAT's deferred tax liabilities and assets are as follows:

	December 31,
	2018	2017
Deferred tax assets:
Provision for doubtful accounts	$59	$160
Unrealized gains	-	124
Provisions for employee benefits	267	369
Inventory	975	1,397
Goodwill and intangible assets	100	156
Tax credits carryforward	-	75
Capital and state tax losses carryforward	3,375	3,417
Net operating losses carryforward	1,102	509
Other	288	246
Deferred tax assets, before valuation allowance	$6,166	$6,453
Valuation allowance	(3,375)	(3,417)
Deferred tax assets, net	$2,791	$3,036

Deferred tax liabilities:
Property, plant and equipment and intangible assets	(2,085)	(2,120)
Earnings from foreign subsidiaries (1)	(1,862)	(2,200)
Other temporary differences deferred tax liabilities	(166)	(140)
Deferred tax liabilities	$(4,113)	$(4,460)

Net	$(1,322)	$(1,424)

(1)	The Company record an accrual that related to a deferred tax liability due to the possibility of future distribution of earnings from foreign subsidiaries of the company.

Schedule of changes in valuation allowance for deferred tax assets
The following table summarizes the changes in the valuation allowance for deferred tax assets:

Balance, December 31, 2015	$3,449
Deductions during the year	(40)
Balance, December 31,2016	3,409

Deductions during the year	8
Balance, December 31,2017	3,417

Additions during the year	(42)
Balance, December 31,2018	$3,375